Net sales	12 Months Ended
Dec. 31, 2017
Sale of goods [Line Items]
Disclosure of revenue [text block]
20.	Net sales

(a)
The Group’s revenues are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. The table below presents the net sales to customers by geographic region and product type:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)
Sales and services by geographic region:
Metal and concentrates sales
Peru	591,185	401,372	345,146
America	464,000	410,154	419,359
Europe	91,414	109,788	60,549
Asia	77,343	94,356	21,215
	1,223,942	1,015,670	846,269

Services rendered
Peru	14,903	28,782	50,839
America	14,794	-	-
	29,697	28,782	50,839
	1,253,639	1,044,452	897,108

Sale by metal:
Gold	511,434	440,603	419,541
Silver	409,775	385,989	313,418
Copper	268,527	224,649	131,356
Zinc	188,023	142,425	102,110
Lead	94,955	58,690	55,445
Manganese sulfate	6,317	5,982	3,649
Indium	66	-	-
	1,479,097	1,258,338	1,025,519

Commercial deductions	(253,939)	(244,414)	(196,145)
Adjustments to prior period liquidations	919	4,611	7,467
Embedded derivatives from sale of concentrate	8,786	880	(388)
Hedge operations	(10,921)	(3,745)	9,816
	1,223,942	1,015,670	846,269
Services rendered	29,697	28,782	50,839

	1,253,639	1,044,452	897,108

(b)	Concentration of sales -
In 2017, the three customers with sales of more than 10 percent of total net sales represented 28, 15 and 10 percent from the total net sales of the Group (three customers by 28, 22 and 22 percent during the year 2016 and; two customers by 66 and 22 percent during the year 2015). As of December 31, 2017, 49 percent of the accounts receivable correspond to these customers (46 percent as of December 31, 2016). These customers are related to the mining business.

The Group's sales of gold and concentrates are delivered to investment banks and national and international well-known companies. Some of these clients have long-term sales contracts that guarantee supplying them the production from the Group’s mines.

Sociedad Minera Cerro Verde S.A.A. [Member]
Sale of goods [Line Items]
Disclosure of revenue [text block]
15.	Sales of goods
(a)	This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	Pounds(000)	US$(000)	Pounds(000)	US$(000)	Pounds(000)	US$(000)

Copper in concentrate	979,243	2,702,508	995,386	1,967,052	440,071	794,197
Copper cathode	84,679	241,725	109,128	247,431	104,279	259,830
Other (primarily silver and molybdenum concentrate)		267,033		176,357		65,343

Subtotal Sales		3,211,266		2,390,840		1,119,370
Less: Royalty contributions (see Note 2(k))		(8,335)		(6,686)		(3,753)

Total net sales		3,202,931		2,384,154		1,115,617

Sales to related parties totaled US$3.0 billion for the year ended December 31, 2017 (US$2.3 billion for the year ended December 31, 2016 and US$0.9 billion for the year ended December 31, 2015).

As described in Note 2(d), the Company’s copper sales are provisionally priced at shipment. Adjustments to the provisional prices are recognized as gains and losses in sales of goods through the month of settlement. Adjustments to provisional priced copper and molybdenum sales resulted in an increase to net sales of goods totaling US$1.3 million for the year ended December 31, 2017, and an increase of US$86.3 million for the year ended December 31, 2016 and an increase of US$7.9 million for the year ended December 31, 2015.

(b)	The following table shows net sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	US$(000)	US$(000)	US$(000)

Asia	2,416,826	1,865,346	770,272
Europe	314,092	161,844	65,648
North America	287,174	213,002	79,244
South America (primarily Peru)	193,174	150,648	204,206
	3,211,266	2,390,840	1,119,370
Less: Royalty contributions (see Note 2(k))	(8,335)	(6,686)	(3,753)

Total net sales	3,202,931	2,384,154	1,115,617

(c)	Concentration of sales -

For the year ended December 31, 2017, 94% of the Company’s sales were to related entities (FMC, Sumitomo Metal Mining Company and Climax Molybdenum). For the year ended December 31, 2016 and 2015, 95% and 80%, respectively, of the Company’s sales were to these related entities.

Minera Yanacocha SRL and subsidiary [Member]
Sale of goods [Line Items]
Disclosure of revenue [text block]
15.	Revenue from sales

The Company’s revenues are mainly from sales of gold ounces. The table below presents the net sales to customers by geographic region:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Suiza	491,887	558,723	754,335
America	179,018	233,043	315,686
	670,905	791,766	1,070,021
Royalties, note 1(a) and 21	(20,739)	(24,339)	(32,414)
Mining royalties to the government	(4,990)	(6,234)	(6,433)
	645,176	761,193	1,031,174